Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 186,000	$ 223,458	$ 336,264	$ 539,204
Undistributed Earnings of Foreign Subsidiaries (in Dollars)	3,800,000	3,800,000
Percentage of Sales Derived from Direct Sales	67.00%	67.00%
Percentage of Sales Derived From Indirect Partner Channels	33.00%	33.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax (in Dollars)		7,861	(1,584)	57,259
Segment Reporting, Policy [Policy Text Block]

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Business Segment

The Company has one operating and reporting segment consisting of the development and sale of software solutions, digital appliances and flat screen display installations for using in monitoring and communicating information to customers and employees.  The Company’s chief operating decision maker is considered to be the Chief Executive Officer.  The chief operating decision maker allocates resources and assesses performance of the business and other activities at the single reporting segment level.

The Company primarily sells to customers in the U.S., U.K. Continental Europe, and Middle East, and Asia and has operations in the U.S., U.K., and United Arab Emirates (U.A.E.).

Goodwill, Gross (in Dollars)		$ 11,000,000
Symon Communications [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
North America [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Percentage of Sales Derived from Direct Sales	90.00%	90.00%
Percentage of Sales Derived From Indirect Partner Channels	10.00%	10.00%
Europe, Middle East, and Asia [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Percentage of Sales Derived From Indirect Partner Channels	85.00%	85.00%
Accounts Receivable [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Concentration Risk, Percentage		10.00%
Minimum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years